Expense Example - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity International Value Factor ETF - Fidelity International Value Factor ETF	Nov. 10, 2023 USD ($)
Expense Example:
1 year	$ 18
3 years	58
5 years	101
10 years	$ 230